Related party transactions (Details)	12 Months Ended			0 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended				2 Months Ended	8 Months Ended	12 Months Ended			23 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended			0 Months Ended						0 Months Ended	12 Months Ended			0 Months Ended				3 Months Ended		0 Months Ended		3 Months Ended		0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 23, 2012 Majority Shareholder USD ($)	Dec. 31, 2014 Majority Shareholder USD ($)	Dec. 31, 2013 Majority Shareholder USD ($)	Dec. 31, 2012 Majority Shareholder USD ($)	Jun. 30, 2012 Majority Shareholder USD ($)	May 09, 2012 Majority Shareholder USD ($)	Oct. 31, 2013 Bareboat Charter Agreement Majority Shareholder USD ($)	Dec. 31, 2014 Bareboat Charter Agreement Majority Shareholder USD ($)	Dec. 31, 2013 Bareboat Charter Agreement Majority Shareholder USD ($)	Nov. 30, 2012 Bareboat Charter Agreement Majority Shareholder	Nov. 30, 2012 Bareboat Charter Agreement Parent Company	Dec. 31, 2013 Management Agreement Majority Shareholder USD ($)	Aug. 26, 2014 Management Agreement Majority Shareholder USD ($)	Dec. 31, 2014 Management Services Majority Shareholder USD ($)	Dec. 31, 2013 Management Services Majority Shareholder USD ($)	Dec. 31, 2012 Management Services Majority Shareholder USD ($)	Dec. 31, 2012 Management Services Majority Shareholder	Jul. 31, 2012 LIBOR Majority Shareholder	Dec. 31, 2014 Performance Guarantee Majority Shareholder USD ($)	Dec. 31, 2013 Performance Guarantee Majority Shareholder USD ($)	Oct. 31, 2013 Performance Guarantee Majority Shareholder USD ($)	Dec. 31, 2012 Performance Guarantee Majority Shareholder USD ($)	Dec. 31, 2014 Performance Guarantee Parent Company Majority Shareholder	Dec. 31, 2014 Credit Facility US$2,000 Secured Debt USD ($)	Apr. 30, 2011 Credit Facility US$2,000 Secured Debt LIBOR	Dec. 31, 2014 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility Majority Shareholder USD ($)	Nov. 20, 2013 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility Majority Shareholder USD ($)	Jun. 28, 2013 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility Majority Shareholder USD ($)	Jun. 27, 2013 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility Majority Shareholder USD ($)	Mar. 31, 2012 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility Majority Shareholder USD ($)	Dec. 31, 2014 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility LIBOR Majority Shareholder	Dec. 31, 2014 US $475 Million Revolving Credit Facility Revolving Credit Facility SF Linus Ltd USD ($)	Oct. 17, 2013 US $475 Million Revolving Credit Facility Revolving Credit Facility SF Linus Ltd USD ($)	Oct. 17, 2013 US $475 Million Revolving Credit Facility Revolving Credit Facility LIBOR SF Linus Ltd	Jan. 31, 2014 Loans Payable US $500 Million Fixed Interest Bond Majority Shareholder USD ($)	Apr. 30, 2011 Loans Payable US $500 Million Fixed Interest Bond Majority Shareholder USD ($)	Apr. 30, 2011 Loans Payable US $500 Million Fixed Interest Bond Parent Company USD ($)	Dec. 31, 2014 Loans Payable US $600 Million Unsecured Bond USD ($)	Jan. 31, 2014 Loans Payable US $600 Million Unsecured Bond USD ($)	Jan. 31, 2014 Loans Payable US $600 Million Unsecured Bond Parent Company	Dec. 31, 2014 Loans Payable US $600 Million Unsecured Bond Parent Company USD ($)	Jan. 31, 2014 Loans Payable US $600 Million Unsecured Bond Parent Company USD ($)	Jan. 01, 2014 Loans Payable US $600 Million Unsecured Bond Parent Company	Mar. 27, 2012 Loans Payable US $210 Million Shareholder Loan Majority Shareholder USD ($)	Dec. 01, 2012 Loans Payable US $27.5 Million Shareholder Loan Majority Shareholder USD ($)	Dec. 31, 2014 Loans Payable NOK1,500 Million Floating Interest Rate Bond NOK	Oct. 30, 2013 Loans Payable NOK1,500 Million Floating Interest Rate Bond USD ($)	Dec. 31, 2014 Loans Payable NOK1,500 Million Floating Interest Rate Bond Parent Company	Oct. 30, 2013 Loans Payable NOK1,500 Million Floating Interest Rate Bond Parent Company NOK	Oct. 30, 2013 Loans Payable NOK1,500 Million Floating Interest Rate Bond NIBOR	Dec. 31, 2014 Loans Payable US $195 Million Loan SF Linus Ltd Affiliated Entity USD ($)	Mar. 31, 2014 Loans Payable US $195 Million Loan SF Linus Ltd Affiliated Entity USD ($)	Jun. 28, 2013 Loans Payable US $195 Million Loan SF Linus Ltd Affiliated Entity USD ($)	Jun. 28, 2013 Seadrill Norge AS and Seadrill Norge Holding AS USD ($)	Dec. 31, 2014 Frontline Management (Bermuda) Ltd. Management Services Affiliated Entity USD ($)	Dec. 31, 2013 Frontline Management (Bermuda) Ltd. Management Services Affiliated Entity USD ($)	Dec. 31, 2012 Frontline Management (Bermuda) Ltd. Management Services Affiliated Entity USD ($)	Jun. 30, 2013 Ship Finance Affiliated Entity USD ($)	Dec. 31, 2014 Ship Finance Affiliated Entity	Jun. 30, 2013 Ship Finance Parent Company Affiliated Entity USD ($)	Jun. 30, 2014 Ship Finance US $475 Million Revolving Credit Facility SF Linus Ltd Affiliated Entity USD ($)	Feb. 28, 2014 Ship Finance US $475 Million Revolving Credit Facility SF Linus Ltd Affiliated Entity USD ($)	Dec. 31, 2014 Ship Finance US $475 Million Revolving Credit Facility SF Linus Ltd Affiliated Entity USD ($)	Oct. 17, 2013 Ship Finance US $475 Million Revolving Credit Facility SF Linus Ltd Affiliated Entity USD ($)	Mar. 31, 2013 Ship Finance Loans Payable US $195 Million Loan Affiliated Entity USD ($)	Dec. 31, 2014 Ship Finance Loans Payable US $195 Million Loan Affiliated Entity USD ($)	Feb. 28, 2014 Ship Finance Loans Payable US $195 Million Loan SF Linus Ltd Affiliated Entity	Jun. 28, 2013 Ship Finance Loans Payable US $195 Million Loan SF Linus Ltd Affiliated Entity USD ($)	Mar. 31, 2013 Seadrill Eminence Ltd Affiliated Entity USD ($)	Dec. 31, 2014 Seadrill Eminence Ltd Affiliated Entity USD ($)	Dec. 31, 2014 Archer Ltd Affiliated Entity USD ($)	Dec. 31, 2013 Archer Ltd Affiliated Entity USD ($)	Dec. 31, 2012 Archer Ltd Affiliated Entity USD ($)
Related Party Transaction [Line Items]
Debt face amount																																							$ 500,000,000	$ 500,000,000	$ 600,000,000	$ 600,000,000		$ 186,600,000	$ 188,600,000		$ 210,000,000	$ 27,500,000				11,000,000				$ 195,000,000										$ 451,300,000	$ 475,000,000				$ 195,000,000
Repayments of long-term debt																																																						125,000,000	70,000,000										40,000,000
Proceeds from long-term debt																																																																40,000,000
Repayments of long-term debt, through monthly installments																																																																		23,700,000
Original debt amount converted																																															150,000,000
Coupon rate (as a percent)																																							7.75%	7.75%		6.25%				6.25%	6.00%	4.00%	6.18%																					4.50%
Long-term debt, fair value																																																	1,500,000,000
Debt instrument, periodic payment, interest	8,900,000
Debt instrument, settlement premium																																						22,500,000
Debt fees paid																																																																		2,200,000		1,500,000	4,900,000
Repayments of related party debt	110,000,000	21,600,000	0		517,000,000	659,400,000	530,000,000																						17,000,000																		60,000,000
Related party transaction, agreement termination period																	1 month
Related party transaction, fee, margin percentage																	8.00%			5.00%
Description of variable rate basis																												Libor						Libor			LIBOR																NIBOR
Guarantor obligations, maximum exposure, undiscounted																								250,000,000	250,000,000
Related party transaction, contract period												4 years
Contractual obligation, mobilization cost and revenue, percentage													10.00%	90.00%
Related party interest expense					9,900,000	44,700,000	43,500,000																																																																	500,000	0
Due from affiliate, current								120,000,000	60,000,000
Proceeds from repayment of debt				10,000,000
Loans receivable, description of variable rate basis																					LIBOR
Loans receivable, basis spread on variable rate, during period																					1.90%
Maximum borrowing capacity																											2,000,000,000		85,000,000	85,000,000	335,000,000	200,000,000	200,000,000			475,000,000
Debt Instrument, fee amount																																																		0.003
Amount outstanding																													0						451,300,000
Basis spread on variable rate																												2.00%						3.00%			2.75%																4.40%
Debt instrument, ownership percentage																																											31.10%	31.10%							5.50%
Guarantor obligation, annual fee (as a percentage)																										1.00%
Proceeds from related party debt	40,000,000	193,500,000	0		142,000,000	355,000,000	682,500,000																						12,000,000
Sale leaseback, lease term																																																														15 years
Variable interest entity, financial or other support, amount																																																															525,000,000
Related party transaction, expenses from transactions with related party										58,500,000							27,600,000	32,400,000	18,900,000			2,500,000	2,900,000																																			1,300,000.0	100,000.0	100,000.0														1,000,000	4,000,000	3,000,000
Reimbursement from related parties, mobilization costs											63,800,000	140,500,000
Revenue from related parties, mobilization revenue											47,300,000
Proceeds from divestiture of interest in consolidated subsidiaries																																																									154,000,000
Sale leaseback transaction, amount of transaction																																																													600,000,000
Sale value (in US$ millions)																																																													195,000,000
Related party transaction, employee services, margin percentage															7.00%
Management fees revenue															1,500,000	7,100,000
Reimbursement from related parties, crew costs															10,500,000	37,800,000
Due from related parties																																																									288,400,000
Related party transaction, transactions under common control, contributed deficit																																																									$ 2,300,000